Exhibit 1

InTown Hotel Portfolio Trust 2018-STAY

Commercial Mortgage Pass-Through Certificates, Series 2018-STAY

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

11 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:   InTown Hotel Portfolio Trust 2018-STAY
        Commercial Mortgage Pass-Through Certificates, Series 2018-STAY (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.               Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.               Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,

c.                A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.               A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.               A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,

f.                 A draft of the preliminary confidential offering circular for the InTown Hotel Portfolio Trust 2018-STAY securitization transaction (the “Draft Preliminary Offering Circular”) and

g.               Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.       Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.       Making any findings with respect to:

i.           Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.          The value of the collateral securing the Mortgage Loan,

iii.         Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or

iv.         Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 January 2018

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.               The Certificates will represent beneficial interests in InTown Hotel Portfolio Trust  2018-STAY (the “Issuing Entity”) that will be established by the Depositor,

b.               The assets of the Issuing Entity will consist primarily of two promissory notes issued by 85 single-purpose entities, each a Delaware limited liability company or Delaware limited partnership (collectively, the “Borrowers”), evidencing a three-year loan, subject to two consecutive one-year extension options, with floating-rate components (the “Mortgage Loan”) and

c.                The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrowers’ fee interests in 85 extended stay hotels located in 18 states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.               The Depositor provided us with:

a.               An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 January 2018 (the “Reference Date”) and

b.               Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.               As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.               Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.               An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and

b.               Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.                Final Data File and

b.                Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.               Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.               Using the:

a.               First Due Date,

b.               Maturity Date and

c.                Fully Extended Maturity Date

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.                 Original Term To Maturity (Mos.) and

ii.                Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

6.               The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:

a.               Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),

b.               Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),

c.                Use “0” for the fully extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”),

d.               Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and

e.               Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:

i.                 The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and

ii.                The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.               Using the:

a.               Original Term To Maturity (Mos.),

b.               Original Interest-Only Period (Mos.),

c.                Fully Extended Original Term and

d.               Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.                 Remaining Term To Maturity (Mos.),

ii.                Remaining Interest-Only Period (Mos.) and

iii.               Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.               Using the:

a.               Margin,

b.               LIBOR Floor and

c.                LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 1.43185% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9.               Using the:

a.               Margin and

b.               LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.            Using the:

a.               Original Balance ($),

b.               Mortgage Loan Rate (%),

c.                Trust Interest Rate (At LIBOR Cap) and

d.               Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.                 Trust Monthly Payment ($),

ii.                Trust Annual Debt Service ($) and

iii.               Trust Annual Debt Service at LIBOR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product of:

a.                The “Original Balance ($),” as shown on the Final Data File,

b.                The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.                365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service ($)” of the Mortgage Loan as the product of:

a.                The “Original Balance ($),” as shown on the Final Data File,

b.                The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.                365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap ($)” of the Mortgage Loan as the product of:

a.                The “Original Balance ($),” as shown on the Final Data File,

b.                The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and

c.                365/360.

Attachment A Page 5 of 5

11.            Using the:

a.               Trust Annual Debt Service ($),

b.               Trust Annual Debt Service at LIBOR Cap ($),

c.                Underwritten Net Operating Income ($),

d.               Underwritten Net Cash Flow ($),

e.               Cut-off Date Balance ($),

f.                 Allocated Loan Amount ($),

g.               Appraised Value ($) and

h.               Keys

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.                 Underwritten NOI DSCR (x),

ii.                Underwritten NCF DSCR (x),

iii.               Trust NCF DSCR at LIBOR Cap,

iv.              Underwritten NOI Debt Yield,

v.                Underwritten NCF Debt Yield,

vi.              % of Initial Pool Balance,

vii.             Trust Loan Cut-off Date LTV Ratio (%) and

viii.            Loan Per Unit ($)

of the Mortgage Loan and, with respect to item vi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.               Round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “Trust NCF DSCR at LIBOR Cap” and “Loan per Unit ($)” to two decimal places and

b.               Round the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield” and “Trust Loan Cut-off Date LTV Ratio (%)” to the nearest 1/10th of one percent.

12.            Using the:

a.               Balloon Balance ($) and

b.               As-Stabilized Appraised Value ($)

of the Mortgage Loan, both as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the “Mortgage Loan LTV Ratio at Maturity (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Mortgage Loan LTV Ratio at Maturity (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Draft Loan Agreement (see Note 1)	21 December 2017

Allocated Loan Amount Schedule	9 January 2018

Closing Statement	21 December 2017

Interest Rate Cap Agreement	21 December 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Deposit Account Control Agreement	21 December 2017

Cash Management Agreement	21 December 2017

Guaranty Agreement	21 December 2017

Environmental Indemnity Agreement	21 December 2017

Non-Consolidation Opinion	21 December 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	20 December 2017

Engineering Reports	7 December 2017

Phase I Environmental Reports	Various

Underwriter’s Summary Report	5 January 2018

Seismic Reports	7 December 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policies	Not Dated

Insurance Review Document	19 December 2017

Property Management Agreement	24 February 2015

Trademark License Agreements	Various

Historical CapEx Reports	Not Dated

STR Reports	Various

Trepp Report for Prior Securitization	Not Dated

Property Renovation Report	Not Dated

Note:

1.                For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft loan agreement Source Document provided by the Depositor on 11 January 2018 as fully executed, which is respectively referred to as the “Loan Agreement.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.gov)
City (see Note 1)	Appraisal Report
County	Appraisal Report or USPS Internet Site (www.usps.gov)
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Keys	Underwriter’s Summary Report
Year Built	Appraisal Report
Year Renovated	Property Renovation Report
Hotel Flag	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report or Portfolio Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Report Date (see Note 3)	Seismic Report
PML or SEL (%) (see Note 3)	Seismic Report
Earthquake Insurance Required (Y/N) (see Note 4)	Seismic Report
Blanket Insurance Policy (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 7

Hotel Operating Information:

Characteristic	Source Document

2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM October 2017 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2014 Average Weekly Key Rate ($)	Underwriter’s Summary Report
2015 Average Weekly Key Rate ($)	Underwriter’s Summary Report
2016 Average Weekly Key Rate ($)	Underwriter’s Summary Report
TTM October 2017 Average Weekly Key Rate ($)	Underwriter’s Summary Report
UW Average Weekly Key Rate ($)	Underwriter’s Summary Report
2014 Weekly RevPAR ($)	Underwriter’s Summary Report
2015 Weekly RevPAR ($)	Underwriter’s Summary Report
2016 Weekly RevPAR ($)	Underwriter’s Summary Report
TTM October 2017 Weekly RevPAR ($)	Underwriter’s Summary Report
UW Weekly RevPAR ($)	Underwriter’s Summary Report

Underwriting Information: (see Note 5)

Characteristic	Source Document

2014 EGI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement
Other Reserve Description	Closing Statement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan Information:

Characteristic	Source Document

Borrower Name	Loan Agreement
Originator	Loan Agreement
Origination Date	Loan Agreement
Originator Entity Type	Loan Agreement
Original Balance ($)	Loan Agreement
Allocated Loan Amount ($)	Allocated Loan Amount Schedule
Margin	Loan Agreement
Mortgage Loan Index	Loan Agreement
Float Rate Change Frequency (Mos)	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap After Extension	Loan Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period	Loan Agreement
Maturity Date	Loan Agreement
Extension Options (Y/N)	Loan Agreement
Extension Options (#/Mos)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Extension Spread Increase Description	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Sponsor	Guaranty Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required (Y/N)	Loan Agreement
First Due Date	Loan Agreement
Last IO Due Date	Loan Agreement
Lockbox (see Note 6)	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document

Cash Management (see Note 7)	Loan Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Prepayment Begin Date (see Note 8)	Loan Agreement
Prepayment End Date (see Note 9)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 10)	Loan Agreement
Open Period (Payments) (see Note 11)	Loan Agreement
Prepayment Type	Loan Agreement
Partially Prepayable without Penalty	Loan Agreement
Partially Prepayable without Penalty Description	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Tenant In Common (Y/N)	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Release Provisions (Y/N)	Loan Agreement
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Property Management Agreement
Prior Securitizations	Trepp Report for Prior Securitization

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.               For the purpose of comparing the:

a.                Address,

b.                City and

c.                State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.               For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the $770,000,000 “As Is Bulk Sale Value, which includes a 6.6% portfolio premium” appraised value and “11/29/2017” appraisal date, respectively, both as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for each Property, the Depositor instructed us to use the individual “as is” appraised value and appraisal date for each Property, respectively, both as shown in the applicable appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Properties does not equal the $770,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan.

3.               The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Properties where we received a seismic report Source Document. For each Property on the Preliminary Data File where we did not receive a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

4.               For the purpose of comparing the “Earthquake Insurance Required (Y/N)” characteristic for each Property, the Depositor instructed us to use “Yes” if the related “PML or SEL (%)” value on the Preliminary Data File is greater than or equal to 20%. If the related “PML or SEL (%)” value on the Preliminary Data File is less than 20% or is “NAP” (as described in Note 3 above), the Depositor instructed us to use “No” for the “Earthquake Insurance Required (Y/N)” characteristic.

5.               For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

6.               For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

7.               For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:

a.                Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers, and

b.                Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

8.               For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

9.               For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

10.            For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

11.            For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string, ignoring any allowable free prepayment, as shown in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
Single Tenant (Y/N)
Administrative Fee Rate (%)
Cross-Collateralized (Y/N)
Crossed Group
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extension
Condominium Present?
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Franchise Agreement Expiration
Related Group
Letter of Credit?
Letter of Credit Balance ($)
Letter of Credit Description
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Pari Passu Split (Y/N)
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Lockout Expiration Date
First Extension Fee
Second Extension Fee
First P&I Due Date
Exit Fee

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.